Property, plant and equipment (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Net investment income	£ 394	£ 699	[1]	£ 1,077	[1]
Other income	105	61	[1]	44	[1]
Barclays Bank Group [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net investment income	394	699		£ 1,077
Property rentals [member] | Barclays Bank Group [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net investment income	7	1
Other income	£ 6	£ 6
Freehold land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rates in calculating depreciation	Not depreciated
Freehold buildings and long-leasehold property (more than 50 years to run) [member] | Min [member] | More than 50 years to run [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	2.00%
Freehold buildings and long-leasehold property (more than 50 years to run) [member] | Max [member] | More than 50 years to run [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	3.30%
Leasehold property over the remaining life of the lease (less than 50 years to run) [member] | Less than 50 years to run [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rates in calculating depreciation	Over the remaining life of the lease
Costs of adaptation of freehold and leasehold property [member] | Min [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	6.00%
Costs of adaptation of freehold and leasehold property [member] | Max [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	10.00%
Equipment installed in freehold and leasehold property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rates in calculating depreciation	Where leasehold property has a remaining useful life of less than 17 years, costs of adaptation and installed equipment are depreciated over the remaining life of the lease.
Equipment installed in freehold and leasehold property [member] | Min [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	6.00%
Equipment installed in freehold and leasehold property [member] | Max [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	10.00%
Computers and similar equipment [member] | Min [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	17.00%
Computers and similar equipment [member] | Max [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	33.00%
Fixtures and fittings and other equipment [member] | Min [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	9.00%
Fixtures and fittings and other equipment [member] | Max [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	20.00%

[1]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00.